Accounts payable - Summary of Accounts Payable (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other current payables [abstract]
Accounts payable	€ 2,554	€ 4,866
Other accrued liabilities	7,498	2,216
Total accounts payable	€ 10,052	€ 7,082	[1]

[1]	See Note 2 for details regarding the change in presentation of Other financial assets